Ordinary Shares - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Class A [Member]
Changes In Equity And Comprehensive Income [Line Items]
Common shares, shares issued	89,401,484	86,993,764	83,490,841
Common shares, shares outstanding	89,401,484	86,993,764	83,490,841
Stock issued during period shares stock options exercised with restricted stock award issuance	1,717,720	2,222,119	16,389,527
Common Class B [Member]
Changes In Equity And Comprehensive Income [Line Items]
Common shares, shares issued	150,386,517	151,076,517	152,357,321
Common shares, shares outstanding	150,386,517	151,076,517	152,357,321
Number of shares Conversion of During Period	690,000	1,280,804